UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21286

Name of Fund: Preferred Income Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Preferred Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments

Preferred Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2005                    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
Industry+                               Face Amount  Capital Trusts                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 22.1%               $ 12,035,000  ABN AMRO North America Holding Preferred Capital Repackaging
                                                     Trust I, 6.523% (a)(b)(c)                                       $   13,022,773
                                         11,000,000  Abbey National Capital Trust I, 8.963% (b)(c)                       15,508,790
                                          2,000,000  Bank One Capital III, 8.75% due 9/01/2030                            2,733,240
                                          1,000,000  Chase Capital I Series A, 7.67% due 12/01/2026 (a)                   1,069,890
                                         16,455,000  Chase Capital II Series B, 4.193% due 2/01/2027 (b)                 15,387,416
                                         34,000,000  Dresdner Funding Trust I, 8.151% due 6/30/2031 (a)                  42,167,106
                                          3,630,000  First Empire Capital Trust II, 8.277% due 6/01/2027                  3,947,734
                                          1,820,000  First Security Capital I, 8.41% due 12/15/2026                       1,974,760
                                          5,600,000  Firstar Capital Trust I Series B, 8.32% due 12/15/2026               6,067,068
                                          2,000,000  HSBC America Capital Trust I, 7.808% due 12/15/2026 (a)              2,148,466
                                         15,835,000  HSBC Capital Funding LP/Jersey Channel Islands, 10.176% (a)
                                                     (b)(c)                                                              24,746,526
                                         12,275,000  Hubco Capital Trust II Series B, 7.65% due 6/15/2028 (a)            13,502,500
                                            998,000  JPM Capital Trust I, 7.54% due 1/15/2027 (a)                         1,068,178
                                          2,000,000  Lloyds TSB Bank Plc, 6.90% (c)                                       2,070,134
                                          8,500,000  Mizuho JGB Investment LLC, 9.87% (a)(b)(c)                           9,531,346
                                         18,470,000  Nationsbank Capital Trust III, 4.149% due 1/15/2027 (b)             17,685,357
                                         10,000,000  RBS Capital Trust B, 6.80% (b)(c)                                   10,294,860
                                          2,000,000  Republic New York Corp., 7.53% due 12/04/2026                        2,137,210
                                          5,000,000  SB Treasury Co. LLC, 9.40% (a)(b)(c)                                 5,544,135
                                          4,500,000  St. George Funding Co. LLC, 8.485% (a)(c)                            4,951,400
                                         10,000,000  Westpac Capital Trust III, 5.819% (a)(b)(c)                         10,386,300
                                                                                                                     --------------
                                                                                                                        205,945,189
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.5%                   4,630,000  MBNA Capital A, 8.278% due 12/01/2026                                5,000,400
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                    15,000,000  Agfirst Farm Credit Bank, 8.393% due 12/15/2016 (b)                 17,058,045
Services - 5.2%                          10,000,000  CIT Capital Trust I, 7.70% due 2/15/2027                            10,680,840
                                          9,000,000  Farm Credit Bank of Texas Series 1, 7.561% (b)(c)                    9,583,920
                                         10,000,000  Sun Life Canada US Capital Trust, 8.526% (a)(c)                     10,949,950
                                                                                                                     --------------
                                                                                                                         48,272,755
-----------------------------------------------------------------------------------------------------------------------------------
Electric                                 14,950,000  HL&P Capital Trust II Series B, 8.257% due 2/01/2037                15,996,500
Utilities - 2.3%                          5,000,000  SWEPCO Capital I, 5.25% due 10/01/2043 (b)                           4,967,215
                                                                                                                     --------------
                                                                                                                         20,963,715
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.6%                      5,000,000  AGL Capital Trust I Series B, 8.17% due 6/01/2037                    5,468,765
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 18.6%                        24,175,000  AON Corp., 8.205% due 1/01/2027                                     27,902,011
                                         21,300,000  Ace Capital Trust II, 9.70% due 4/01/2030                           28,304,739
                                         23,725,000  Axa, 8.60% due 12/15/2030                                           31,808,060
                                         15,000,000  Farmers Exchange Capital, 7.05% due 7/15/2028 (a)                   15,754,740
                                         10,000,000  GE Global Insurance Holding Corp., 7.75% due 6/15/2030              11,372,610
                                          1,000,000  Genamerica Capital I, 8.525% due 6/30/2027 (a)                       1,101,930
                                          6,066,000  ING Capital Funding Trust III, 8.439% (b)(c)                         7,038,495
                                          1,000,000  Markel Capital Trust I Series B, 8.71% due 1/01/2046                 1,075,431
                                          3,605,000  Oil Casualty Insurance Ltd., 8% due 9/15/2034 (a)                    3,762,182
                                          6,325,000  Principal Life Insurance Co., 8% due 3/01/2044 (a)                   7,188,850
                                         14,000,000  QBE Insurance Group Ltd., 5.647% due 7/01/2023 (a)(b)               14,010,682
                                          6,225,000  Transamerica Capital III, 7.625% due 11/15/2037                      7,284,682
                                         15,600,000  Zurich Capital Trust I, 8.376% due 6/01/2037 (a)                    16,796,021
                                                                                                                     --------------
                                                                                                                        173,400,433
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 3.2%                   10,000,000  Dominion Capital Trust I, 7.83% due 12/01/2027                      10,981,500
                                         15,000,000  Dominion Resources Capital Trust III, 8.40% due 1/15/2031           18,690,045
                                                                                                                     --------------
                                                                                                                         29,671,545
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas &                                5,000,000  KN Capital Trust I Series B, 8.56% due 4/15/2027 (a)                 5,437,835
Consumable Fuels - 1.9%                   1,750,000  KN Capital Trust III, 7.63% due 4/15/2028                            2,011,593
                                          9,850,000  Phillips 66 Capital Trust II, 8% due 1/15/2037 (a)                  10,663,512
                                                                                                                     --------------
                                                                                                                         18,112,940
-----------------------------------------------------------------------------------------------------------------------------------

Preferred Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2005                    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
Industry+                               Face Amount  Capital Trusts                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                                   Astoria Capital Trust I:
Finance - 4.4%                         $  1,000,000      9.75% due 11/01/2029 (a)                                    $    1,166,250
                                          5,000,000      Series B, 9.75% due 11/01/2029                                   5,881,250
                                          5,760,000  Dime Capital Trust I Series A, 9.33% due 5/06/2027                   6,344,554
                                         12,765,000  Greenpoint Capital Trust I, 9.10% due 6/01/2027                     14,078,850
                                          3,005,000  ML Capital Trust I, 9.875% due 3/01/2027                             3,285,231
                                          9,775,000  Webster Capital Trust I, 9.36% due 1/29/2027 (a)                    10,654,750
                                                                                                                     --------------
                                                                                                                         41,410,885
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Capital Trusts (Cost - $518,882,648) - 58.8%                 548,246,627
===================================================================================================================================

                                        Shares Held  Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.9%                       96,000  Goldman Sachs Group, Inc. Series A, 3.91%                            2,390,400
                                            600,000  Lehman Brothers Holdings, Inc., 6.50%                               15,546,000
                                                                                                                     --------------
                                                                                                                         17,936,400
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 10.8%                        150  BBVA Privanza International Ltd., 7.764% (a)(d)                     15,675,000
                                            435,200  Banco Santander Central Hispano SA, 6.41%                           11,080,192
                                         16,000,000  Barclays Bank Plc, 6.278%                                           16,320,000
                                            137,579  First Republic Bank, 6.25%                                           3,443,781
                                              4,650  First Tennessee Bank NA, 3.90% (a)                                   4,581,703
                                            166,800  Provident Financial Group, Inc., 7.75%                               4,612,020
                                            800,000  Royal Bank of Scotland Group Plc Series L, 5.75%                    19,688,000
                                             23,000  SG Preferred Capital II, 6.302%                                     24,725,000
                                                                                                                     --------------
                                                                                                                        100,125,696
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                       855,000  CIT Group, Inc. Series A, 6.35%                                     21,550,275
Services - 4.1%                             320,000  Cobank ACB, 7%                                                      16,617,280
                                                                                                                     --------------
                                                                                                                         38,167,555
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.8%                    14,000  Alabama Power Co., 5.83%                                               351,540
                                             80,000  Duquesne Light Co., 6.50%                                            4,196,000
                                             80,000  Interstate Power & Light Co. Series B, 8.375%                        2,720,000
                                                                                                                     --------------
                                                                                                                          7,267,540
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.8%                        626,000  Southern Union Co., 7.55%                                           17,058,500
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 9.1%                            880,000  ACE Ltd. Series C, 7.80%                                            23,628,000
                                          1,260,000  Metlife, Inc. Series B, 6.50%                                       31,224,438
                                            140,000  Prudential Plc, 6.50%                                                3,507,000
                                             16,340  Zurich RegCaPS Funding Trust, 6.01% (a)(b)                          16,518,719
                                              9,800  Zurich RegCaPS Funding Trust, 6.58% (a)(b)                          10,317,563
                                                                                                                     --------------
                                                                                                                         85,195,720
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.4%                      140,000  Pacific Gas & Electric Co. Series A, 6%                              3,647,000
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                        1,210,000  Fannie Mae, 7%                                                      67,079,375
Finance - 8.4%                              264,650  Fannie Mae Series L, 5.125%                                         11,565,205
                                                                                                                     --------------
                                                                                                                         78,644,580
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                   10,423  Centaur Funding Corp., 9.08%                                        13,755,103
Services - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Preferred Stocks (Cost - $347,914,522) - 38.8%               361,798,094
===================================================================================================================================

                                                     Real Estate Investment Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 21.7%                         251,400  Alexandria Real Estate Equities, Inc. Series C, 8.375%               6,629,418
                                            400,000  CBL & Associates Properties, Inc. Series C, 7.75%                   10,400,000
                                            600,000  CarrAmerica Realty Corp. Series E, 7.50%                            15,534,000
                                            680,000  Developers Diversified Realty Corp., 8%                             17,727,600
                                            190,000  Duke Realty Corp. Series K, 6.50%                                    4,795,600
                                              2,390  First Industrial Realty Trust, Inc., 6.236%                          2,387,013
                                              4,000  Firstar Realty LLC, 8.875% (a)                                       5,365,000

Preferred Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2005                    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
Industry+                               Shares Held  Real Estate Investment Trusts                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            768,000  Health Care Property Investors, Inc. Series F, 7.10%            $   19,591,680
                                            172,800  Health Care REIT, Inc. Series F, 7.625%                              4,390,209
                                            684,700  Kimco Realty Corp. Series F, 6.65%                                  17,480,391
                                          1,600,000  New Plan Excel Realty Trust Series E, 7.625%                        42,400,000
                                                     PS Business Parks, Inc.:
                                             72,000      Series K, 7.95%                                                  1,879,200
                                             64,000      Series M, 7.20%                                                  1,594,003
                                            320,000  Public Storage, Inc. Series X, 6.45%                                 8,064,000
                                             58,000  Regency Centers Corp., 7.25%                                         1,489,875
                                            607,550  Regency Centers Corp., 7.45%                                        15,674,790
                                             11,857  Sovereign Real Estate Investment Corp., 12%                         17,192,650
                                            145,000  Vornado Realty Trust Series E, 7%                                    3,733,750
                                            130,000  Wachovia Preferred Funding Corp. Series A, 7.25%                     3,745,300
                                            100,000  Weingarten Realty Investors Series D, 6.75%                          2,562,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Real Estate Investment Trusts
                                                     (Cost - $195,615,535) - 21.7%                                      202,636,479
-----------------------------------------------------------------------------------------------------------------------------------

                                        Face Amount  Trust Preferred
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.0%             $ 27,450,000  RC Trust I, 7% due 5/15/2006                                        27,947,559
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%                      875,000  Lehman Brothers Holdings Capital Trust III Series K, 1.558%
                                                     due 3/15/2052                                                          883,369
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.2%           2,000,000  Corporate-Backed Trust Certificates, 8.375% due 11/15/2028           2,123,109
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.7%                 6,750,000  Georgia Power Co. Series O, 1.475% due 4/15/2033                     6,810,203
                                          3,000,000  HECO Capital Trust III, 6.50% due 3/18/2034                          3,157,710
                                          5,000,000  National Rural Utilities Cooperative Finance Corp., 6.75%
                                                     due 2/15/2043                                                        5,099,621
                                            950,000  Virginia Power Capital Trust II, 1.844% due 7/30/2042                  997,682
                                                                                                                     --------------
                                                                                                                         16,065,216
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.7%                        500,000  Dominion CNG Capital Trust I, 1.95% due 10/31/2041                     514,670
                                          5,750,000  Southwest Gas Capital II, 7.70% due 9/15/2043                        6,011,491
                                                                                                                     --------------
                                                                                                                          6,526,161
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.2%                         16,000,000  ABN AMRO North America Capital Funding Trust II,
                                                     3.465% (a)(b)(c)                                                    15,683,415
                                            295,000  Berkley W R Capital Trust, 6.75% due 7/26/2045                       7,375,000
                                          1,000,000  Everest Re Capital Trust, 1.963% due 11/15/2032                      1,069,333
                                          5,000,000  Lincoln National Capital VI Series F, 6.75% due 9/11/2052            5,217,871
                                                                                                                     --------------
                                                                                                                         29,345,619
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.0%                      397,425  PSEG Funding Trust II, 8.75% due 12/31/2032                            427,657
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                       27,000,000  Countrywide Financial Corp., 1.50% due 4/01/2033                    27,814,254
Finance - 3.7%                            6,000,000  Dime Community Capital I, 7% due 4/14/2034                           6,060,000
                                                                                                                     --------------
                                                                                                                         33,874,254
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Trust Preferred (Cost - $115,123,350) - 12.6%                117,192,944
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Preferred Securities (Cost - $1,177,536,055) - 131.9%      1,229,874,144
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 3.9%                       25,000,000  DaimlerChrysler NA Holding Corp., 8.50% due 1/18/2031               32,043,650
                                          5,000,000  Ford Motor Co., 7.45% due 7/16/2031                                  4,239,285
                                                                                                                     --------------
                                                                                                                         36,282,935
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                     8,000,000  Ford Motor Credit Co., 7% due 10/01/2013                             7,772,176
Services - 5.5%                          29,000,000  General Motors Acceptance Corp., 8% due 11/01/2031                  28,130,058
                                         15,000,000  Sigma Finance Corp., 6.297% due 8/15/2011 (g)                       15,000,000
                                                                                                                     --------------
                                                                                                                         50,902,234
-----------------------------------------------------------------------------------------------------------------------------------

Preferred Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2005                    (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
Industry+                               Face Amount  Corporate Bonds                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                            $ 28,000,000  France Telecom SA, 8.75% due 3/01/2031                          $   38,560,368
Telecommunication                                    Sprint Capital Corp.:
Services - 7.9%                           2,000,000      6.90% due 5/01/2019                                              2,264,450
                                         24,000,000      8.75% due 3/15/2032                                             33,025,632
                                                                                                                     --------------
                                                                                                                         73,850,450
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.2%                10,000,000  FirstEnergy Corp. Series B, 6.45% due 11/15/2011                    10,753,720
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.6%                      4,800,000  Tyson Foods, Inc., 7% due 1/15/2028                                  5,311,637
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy     16,575,000  Duke Energy Field Services LLC, 8.125% due 8/16/2030                21,753,792
Traders - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Media - 4.3%                             10,000,000  Comcast Corp., 7.05% due 3/15/2033                                  11,626,950
                                                     Time Warner, Inc.:
                                          5,000,000      7.625% due 4/15/2031                                             6,160,900
                                         18,000,000      7.70% due 5/01/2032                                             22,489,272
                                                                                                                     --------------
                                                                                                                         40,277,122
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                        8,000,000  Residential Capital Corp., 6.875% due 6/30/2015 (a)                  8,328,400
Finance - 1.8%                            8,000,000  Roslyn Real Estate Asset Corp. Series D, 7.14% (b)(c)                8,000,000
                                                                                                                     --------------
                                                                                                                         16,328,400
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication               28,000,000  AT&T Wireless Services, Inc., 8.75% due 3/01/2031                   38,683,036
Services - 4.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Corporate Bonds (Cost - $269,444,402) - 31.6%                294,143,326
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                       $  2,000,000  Freddie Mac, 3.345% due 8/23/2005 (e)(f)                             1,995,967
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Short-Term Securities (Cost - $1,995,967) - 0.2%               1,995,967
-----------------------------------------------------------------------------------------------------------------------------------

                                          Number of
                                          Contracts  Put Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
                                              4,000  U.S. Treasury Bonds Future, expiring August 2005 at $109               437,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Put Options Purchased
                                                     (Premiums Paid - $952,460) - 0.0%                                      437,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments (Cost - $1,449,928,884*)  - 163.7%             1,526,450,937

                                                     Liabilities in Excess of Other Assets - (4.7%)                     (43,981,711)

                                                     Preferred Stock, at Redemption Value - (59.0%)                    (550,130,946)
                                                                                                                     --------------
                                                     Net Assets Applicable to Common Stock - 100.0%                  $  932,338,280
                                                                                                                     ==============

+ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine such industry sub-classifications for reporting ease.
* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                             $1,456,234,846
                                                                 ==============
      Gross unrealized appreciation                              $   84,746,275
      Gross unrealized depreciation                                 (14,530,184)
                                                                 --------------
      Net unrealized appreciation                                $   70,216,091
                                                                 ==============

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)   Floating rate note.
(c)   The security is a perpetual bond and has no definite maturity date.

Preferred Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2005                    (in U.S. dollars)

(d)   Depositary Receipts.
(e) Certain U.S. Government Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
(f) All or a portion of security held as collateral in connection with open financial futures contracts.
(g) Restricted securities as to resale, representing 1.6% of net assets, were as follows:

      -------------------------------------------------------------------------------------------------
      Issue                                          Acquisition Date        Cost             Value
      -------------------------------------------------------------------------------------------------
      Sigma Finance Corp., 6.297% due 8/15/2011          2/13/2004        $15,000,000      $ 15,000,000
      -------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------
                                                                      Interest
      Affiliate                                   Net Activity         Income
      -------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                            -              $ 133,189
      Merrill Lynch Liquidity Series, LLC
        Money Market Series                            -              $   2,842
      -------------------------------------------------------------------------

      Swaps outstanding as of July 31, 2005 were as follows:

      ---------------------------------------------------------------------------------------------
                                                                                       Unrealized
                                                               Notional               Appreciation
                                                                Amount               (Depreciation)
      ---------------------------------------------------------------------------------------------
      Receive a fixed rate of 4.13% and pay a
      floating rate based on 3-month USD LIBOR

      Broker, Citibank N.A.
      Expires May 2008                                       $  34,000,000            $    (290,485)

      Receive a fixed rate of 4.099% and pay a floating rate based on 3-month USD LIBOR

      Broker, Citibank N.A.
      Expires June 2008                                      $  34,000,000                 (320,473)

      Sold credit default protection on General
      Motors Acceptance Corp. and receive 6.375%

      Broker, JPMorgan Chase Bank
      Expires June 2010                                      $   3,990,000                  472,005

      Bought credit default protection on General
      Motors Acceptance Corp. and pay 6.90%

      Broker, Lehman Brothers Special Finance
      Expires June 2010                                      $   3,990,000                 (555,983)

      Pay a fixed rate of 4.902% and receive a floating rate based on 3-month USD LIBOR

      Broker, UBS Warburg
      Expires October 2010                                   $ 160,000,000               (2,121,760)

Preferred Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2005                    (in U.S. dollars)

      ---------------------------------------------------------------------------------------------
                                                                                       Unrealized
                                                               Notional               Appreciation
                                                                Amount               (Depreciation)
      ---------------------------------------------------------------------------------------------
      Receive a fixed rate of 4.1275% and pay a
      floating rate based on 3-month USD LIBOR

      Broker, Deutsche Bank AG London
      Expires February 2012                                  $ 200,000,000            $  (4,497,045)


      Receive a fixed rate of 4.14% and pay a
      floating rate based on 3-month USD LIBOR

      Broker, Lehman Brothers Special Finance
      Expires February 2012                                  $ 200,000,000               (4,353,923)

      Receive a fixed rate of 4.683% and pay a floating rate based on 3-month USD LIBOR

      Broker, Morgan Stanley Capital Services, Inc.
      Expires January 2015                                   $  18,880,000                   (7,316)

      Pay a fixed rate of 4.6275% and receive a floating rate based on 3-month USD LIBOR

      Broker, Citibank N.A.
      Expires June 2015                                      $  40,000,000                  278,363

      Pay a fixed rate of 4.5165% and receive a floating rate based on 3-month USD LIBOR

      Broker, Citibank N.A.
      Expires July 2015                                      $  40,000,000                  633,297

      Pay a fixed rate of 5.104% and receive a floating rate based on 3-month USD LIBOR

      Broker, JPMorgan Chase Bank
      Expires September 2015                                 $ 160,000,000               (4,509,440)

      Pay a fixed rate of 5.662% and receive a floating rate based on 3-month USD LIBOR

      Broker, Morgan Stanley Capital Services, Inc.
      Expires September 2015                                 $ 300,000,000              (23,201,100)

      Receive a fixed rate of 5.085% and pay a floating rate based on 3-month USD LIBOR

      Broker, Morgan Stanley Capital Services, Inc.
      Expires March 2020                                     $  33,500,000                  848,761

Preferred Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2005                    (in U.S. dollars)

      ---------------------------------------------------------------------------------------------
                                                                                       Unrealized
                                                               Notional               Appreciation
                                                                Amount               (Depreciation)
      ---------------------------------------------------------------------------------------------
      Pay a fixed rate of 5.26405% and receive a
      floating rate based on 3-month USD LIBOR

      Broker, Morgan Stanley Capital Services, Inc.
      Expires July 2025                                      $  82,080,000            $  (3,656,032)

      Pay a fixed rate of 5.258% and receive a floating rate based on 3-month USD LIBOR

      Broker, Morgan Stanley Capital Services, Inc.
      Expires September 2025                                 $ 102,500,000               (4,293,930)

      Receive a fixed rate of 5.256% and pay a floating rate based on 3-month USD LIBOR

      Broker, Morgan Stanley Capital Services, Inc.
      Expires January 2035                                   $  56,400,000                2,671,085

      Receive a fixed rate of 5.225% and pay a floating rate based on 3-month USD LIBOR

      Broker, Morgan Stanley Capital Services, Inc.
      Expires March 2035                                     $  60,500,000                2,570,075

      Receive a fixed rate of 4.962% and pay a floating rate based on 3-month USD LIBOR

      Broker, Citibank N.A.
      Expires May 2035                                       $  14,200,000                   21,925

      Receive a fixed rate of 4.855% and pay a floating rate based on 3-month USD LIBOR

      Broker, Citibank N.A.
      Expires June 2035                                      $  14,200,000                 (212,767)

      Pay a fixed rate of 5.088% and receive a floating rate based on 3-month USD LIBOR

      Broker, Lehman Brothers Special Finance
      Expires September 2035                                 $  72,000,000               (1,385,208)
      ---------------------------------------------------------------------------------------------
      Total                                                                           $ (41,909,951)
                                                                                      =============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Preferred Income Strategies Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    Preferred Income Strategies Fund, Inc.

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    Preferred Income Strategies Fund, Inc.

Date: September 23, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer
    Preferred Income Strategies Fund, Inc.

Date: September 23, 2005